Income taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Taxable temporary differences associated with investments in subsidiaries, for which deferred tax liabilities have not been recognized	$ 0	$ 4,100
Temporary difference which are not recognized as deferred tax assets	$ 171,095	186,817
Tax loss utilization limitation percentage	80.00%
Non-capital losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	$ 125,723	109,996
Non-capital losses carried forward | Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	549,000	470,000
Non-capital losses carried forward | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	47,000	61,600
Unrealized losses on investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	1,113	2,232
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets		6,437
Mining interests and property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	3,376	29,538
Mineral stream interests - Mexico
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets		11,051
Environmental rehabilitation provision
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	21,095	16,332
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary difference which are not recognized as deferred tax assets	$ 19,788	$ 11,231